DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	ekuo6xa*
FILER
PERIOD		12/31/2011
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	February 8, 2012
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Goldman Sachs Grp Inc                           38144x500     1104    46000 SH       Sole                                      46000
3M Company                     COM              88579Y101      772     9450 SH       Sole                                       9450
A T & T Corp                   COM              00206R102    15894   525593 SH       Sole                                     525593
Abbott Laboratories            COM              002824100    12739   226560 SH       Sole                                     226560
Agrium Inc                     COM              008916108    10486   156255 SH       Sole                                     156255
Alexco Resource Corp           COM              01535P106     1272   186760 SH       Sole                                     186760
Allied Nevada Gold Corp        COM              019344100    17455   576467 SH       Sole                                     576467
American Electric Power Inc    COM              025537101     9945   240735 SH       Sole                                     240735
Amerigas Partners Inc          COM              030975106    11152   242911 SH       Sole                                     242911
Anadarko Petroleum Corp        COM              032511107    31512   412837 SH       Sole                                     412837
Apache Corp                    COM              037411105    11217   123836 SH       Sole                                     123836
Ashland Inc                    COM              044209104     6518   114030 SH       Sole                                     114030
Bristol Myers Squibb Co        COM              110122108    29165   827610 SH       Sole                                     827610
Canadian National Railroad     COM              136375102      882    11230 SH       Sole                                      11230
Caterpillar Inc                COM              149123101     6468    71390 SH       Sole                                      71390
Chevron Texaco Corp            COM              166764100     1349    12683 SH       Sole                                      12683
Cliffs Natural Resources Corp  COM              18683K101    25772   413344 SH       Sole                                     413344
Colgate-Palmolive Co           COM              194162103     3102    33575 SH       Sole                                      33575
Con Edison Co Of NY            COM              209115104    11084   178685 SH       Sole                                     178685
Crown Cork & Seal Co Inc       COM              228368106      302     9000 SH       Sole                                       9000
CSX Corp                       COM              126408103     9532   452600 SH       Sole                                     452600
Deere & Co                     COM              244199105    11762   152060 SH       Sole                                     152060
Devon Energy Corp              COM              25179M103    11145   179755 SH       Sole                                     179755
Diageo Corp                    COM              25243Q205     1504    17209 SH       Sole                                      17209
Duke Energy Corp               COM              26441C105    17140   779101 SH       Sole                                     779101
Eaton Corp                     COM              278058102    10550   242363 SH       Sole                                     242363
Enterprise Products Partners L COM              293792107    33365   719373 SH       Sole                                     719373
Exxon Mobil Corp               COM              30231G102     2441    28795 SH       Sole                                      28795
Freeport McMoran Copper & Gold COM              35671D857     7270   197620 SH       Sole                                     197620
General Dynamics Corp          COM              369550108     3496    52647 SH       Sole                                      52647
General Electric Co            COM              369604103     9239   515830 SH       Sole                                     515830
General Mills Inc              COM              370334104    11015   272590 SH       Sole                                     272590
Goldcorp Inc.                  COM              380956409     5118   115660 SH       Sole                                     115660
H J Heinz Co                   COM              423074103     8686   160731 SH       Sole                                     160731
Hecla Mining Co                COM              422704106      585   111776 SH       Sole                                     111776
Hess Corp                      COM              42809H107    11925   209940 SH       Sole                                     209940
Hugoton Royalty Trust          COM              444717102     3652   193863 SH       Sole                                     193863
Integrys Energy Group Inc      COM              45822p105     1379    25445 SH       Sole                                      25445
Intl Business Machines Corp    COM              459200101     1942    10559 SH       Sole                                      10559
ITT Industries Inc             COM              450911201    16026   829061 SH       Sole                                     829061
Johnson & Johnson              COM              478160104      740    11279 SH       Sole                                      11279
Kinder Morgan Energy Partners  COM              494550106     4975    58560 SH       Sole                                      58560
Kinder Morgan Inc              COM              49456B101    18419   572550 SH       Sole                                     572550
Linn Energy LLC                COM              536020100    24225   639025 SH       Sole                                     639025
Merck & Co Inc                 COM              58933y105     5828   154590 SH       Sole                                     154590
Mesabi Trust                   COM              590672101      579    23050 SH       Sole                                      23050
Molycorp Inc                   COM              608753109    14712   613500 SH       Sole                                     613500
New Gold Inc                   COM              644535106    28110  2788727 SH       Sole                                    2788727
Newmont Mining Corp            COM              651639106    13995   233205 SH       Sole                                     233205
Norfolk & Southern Corp        COM              655844108     8832   121214 SH       Sole                                     121214
Northrop Grumman Corp          COM              666807102     9408   160875 SH       Sole                                     160875
Novartis AG-Sponsored ADR      COM              66987V109     6139   107388 SH       Sole                                     107388
Occidental Petroleum Corp      COM              674599105     3308    35304 SH       Sole                                      35304
Pepsico Inc                    COM              713448108     3682    55501 SH       Sole                                      55501
Permian Basin Royalty Trust    COM              714236106     7696   377810 SH       Sole                                     377810
Potash Corp                    COM              73755L107     2925    70860 SH       Sole                                      70860
RIO Tinto PLC                  COM              767204100      269     5500 SH       Sole                                       5500
San Juan Basin Royalty Tr      COM              798241105      625    27450 SH       Sole                                      27450
Silver Wheaton Corp            COM              828336107     5807   200512 SH       Sole                                     200512
South Jersey Industries        COM              838518108      486     8550 SH       Sole                                       8550
Southern Co                    COM              842587107     6193   133785 SH       Sole                                     133785
Spectra Energy Corp            COM              847560109      419    13615 SH       Sole                                      13615
Street Tracks Gold Trust       COM              78463v107    19151   126000 SH       Sole                                     126000
Teekay Offshore Partners L.P.  COM              y8565j101     6044   227230 SH       Sole                                     227230
Union Pacific Corp             COM              907818108     5293    49960 SH       Sole                                      49960
United Technologies            COM              913017109      348     4765 SH       Sole                                       4765
Weingarten Realty SBI          COM              948741103      993    45525 SH       Sole                                      45525
Xcel Energy Inc                COM              98389B100     4104   148480 SH       Sole                                     148480
Xylem Inc                      COM              98419m100    13056   508230 SH       Sole                                     508230
Yukon Nevada Gold Corp         COM              98849q101     1809  6385650 SH       Sole                                    6385650